Notes Payable (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Notes Payable [Abstract]
Notes payable	$ 1,657,000	$ 1,230,000
Discount on notes	(484,890)	(439,472)
Notes payable, net of debt discount	1,172,110	790,528
Less: Current maturities	(4,827)		(148,734)
Notes payable, net of debt discount and current maturities	$ 1,167,283	$ 790,528